Note D - Loans and Allowance for Loan Losses - Recorded Investment of Residential and Consumer Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Loans receivable	$ 777,052	$ 769,319
Consumer Portfolio Segment [Member]
Loans receivable	143,370	139,621
Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Loans receivable	70,226	68,626
Consumer Portfolio Segment [Member] | Home Equity Loan [Member]
Loans receivable	22,512	21,431
Consumer Portfolio Segment [Member] | Other Consumer Loans [Member]
Loans receivable	50,632	49,564
Residential Portfolio Segment [Member]
Loans receivable	304,079	309,163
Consumer and Residential Portfolio Segment [Member]
Loans receivable	447,449	448,784
Performing Financial Instruments [Member] | Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Loans receivable	69,897	68,413
Performing Financial Instruments [Member] | Consumer Portfolio Segment [Member] | Home Equity Loan [Member]
Loans receivable	22,238	21,148
Performing Financial Instruments [Member] | Consumer Portfolio Segment [Member] | Other Consumer Loans [Member]
Loans receivable	50,318	49,362
Performing Financial Instruments [Member] | Residential Portfolio Segment [Member]
Loans receivable	297,399	303,126
Performing Financial Instruments [Member] | Consumer and Residential Portfolio Segment [Member]
Loans receivable	439,852	442,049
Nonperforming Financial Instruments [Member] | Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Loans receivable	329	213
Nonperforming Financial Instruments [Member] | Consumer Portfolio Segment [Member] | Home Equity Loan [Member]
Loans receivable	274	283
Nonperforming Financial Instruments [Member] | Consumer Portfolio Segment [Member] | Other Consumer Loans [Member]
Loans receivable	314	202
Nonperforming Financial Instruments [Member] | Residential Portfolio Segment [Member]
Loans receivable	6,680	6,037
Nonperforming Financial Instruments [Member] | Consumer and Residential Portfolio Segment [Member]
Loans receivable	$ 7,597	$ 6,735